Investments in Servicing Related Assets (Details) $ in Billions	Dec. 31, 2019 USD ($)
Mortgage Service Rights (MSRs) [Member] | Aurora Financial Group, Inc. [Member]
Mortgage Loans on Real Estate [Abstract]
Aggregate unpaid principal balance	$ 29.1